Segment Information - Narrative (Details) $ in Millions	12 Months Ended
	Mar. 31, 2025 USD ($) SEGMENT Segment	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Revenue from contract with customers excluding assessed tax	$ 3,195.5	$ 2,986.4	$ 3,083.8
Revenues	$ 3,195.5	2,986.4	3,083.8
Number of reportable segments | Segment	2
Starz Business
Accounts Receivable, after Allowance for Credit Loss	$ 215.0	33.4
Revenues	619.7	545.9	775.5
LIONS GATE ENTERTAINMENT CORP [Member]
Revenue from contract with customers excluding assessed tax	$ 3,947.9	4,016.9	3,854.8
Number of reportable segments | SEGMENT	3
Customer Concentration Risk | Revenue Benchmark | One Customer
Revenue from contract with customers excluding assessed tax	$ 513.4	$ 411.1	$ 337.1
Concentation risk percentage	10.00%	10.00%	10.00%
Customer Concentration Risk | Revenue Benchmark | Customer One | LIONS GATE ENTERTAINMENT CORP [Member]
Revenue from contract with customers excluding assessed tax	$ 922.0	$ 831.0	$ 766.6
Concentation risk percentage	10.00%	10.00%	10.00%
Customer Concentration Risk | Accounts Receivable | Customer One
Concentation risk percentage	12.80%	12.50%
Accounts Receivable, after Allowance for Credit Loss	$ 83.1	$ 100.9
Customer Concentration Risk | Accounts Receivable | Customer One | LIONS GATE ENTERTAINMENT CORP [Member]
Concentation risk percentage	11.80%	11.60%
Accounts Receivable, after Allowance for Credit Loss	$ 83.8	$ 100.9
Customer Concentration Risk | Accounts Receivable | Customer Two
Concentation risk percentage	10.50%	10.70%
Accounts Receivable, after Allowance for Credit Loss	$ 68.1	$ 86.8
Customer Concentration Risk | Accounts Receivable | Customer Two | LIONS GATE ENTERTAINMENT CORP [Member]
Concentation risk percentage	10.30%
Accounts Receivable, after Allowance for Credit Loss	$ 72.8